Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 297,660,000	$ 21,908,907
Accounts receivable, net	1,182,000	0
Inventories, net	4,903,000	3,387,113
Prepaid expenses and other current assets	3,531,000	481,003
Total current assets	307,276,000	25,777,023
Operating lease right-of-use assets, net	1,703,000	1,307,173
Property and equipment, net	190,962,000	152,645,000
Other assets, net	7,481,000	1,187,967
Total non-current assets	200,146,000	155,140,475
Total assets	507,422,000	180,917,498
Current Liabilities:
Accounts payable	23,070,000	1,341,822
Accrued expenses	8,204,000	5,183,880
Current portion of lease liabilities with a related party	0	59,217,000
Current portion of lease liabilities	300,000	166,354
Current portion of financing obligation with a related party	0	58,795,000
Note payable with a related party	0	30,000,000
Other current liabilities	832,000	76,948
Total current liabilities	32,406,000	154,780,798
Lease liabilities, net of current portion	1,850,000	1,370,462
Deferred income tax liabilities	1,769,000	0
Private Warrant liabilities	29,920,000	0
Other liabilities	227,000	0
Total non-current liabilities	33,766,000	1,370,462
Total liabilities	66,172,000	156,151,260
Commitments and contingencies (Note 12)
Stockholders' equity
Preferred stock, par value $0.0001, 10,000 shares authorized, 0 issued and outstanding, as of March 31, 2021 and December 31, 2020, respectively	0	0
Common stock, par value $0.0001, 750,000 shares authorized, 97,925 and 44,461 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	10,000	4,446
Additional paid-in capital	491,552,000	45,890,000
Accumulated deficit	(49,643,000)	(21,128,133)
Accumulated other comprehensive loss	(669,000)	0
Total stockholders' equity	441,250,000	24,766,000
Total liabilities and stockholders' equity	$ 507,422,000	$ 180,917,498